Income Taxes - Reconciliation of income tax benefit (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
U.S. federal statutory rate					21.00%
Computed expected tax benefit (expense)					$ 6,619	$ 696
State tax benefit (expense), net of federal benefit (expense)					(26)	(3,551)
Intergroup interest					(7,382)	(6,461)
Nondeductible goodwill reduction from sale of Professional Development League Clubs					(849)
Nondeductible premiums, net of proceeds, from player disability insurance policies					(184)	(207)
Deductible stock-based compensation					147	526
Nondeductible meals and entertainment					(320)	(295)
Other					(660)	(400)
Income tax benefit (expense)	$ (8,141)	$ (9,193)	$ 6,152	$ (3,217)	$ (2,655)	$ (9,692)